Short-term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Short-term borrowings
Short-term borrowings	$ 728,250	$ 491,406		$ 342,087
FSC
Short-term borrowings
Weighted average interest rate (as a percent)	1.16%	1.13%		1.15%
Federal funds purchased
Short-term borrowings
Short-term borrowings	269,625	193,275		137,225
Securities sold under agreements to repurchase
Short-term borrowings
Short-term borrowings	85,725	158,931		107,462
Federal Home Loan Bank notes
Short-term borrowings
Short-term borrowings	250,000
Average balance during the period	301,613	8	34,174	106,415
Average interest rate during the period (as a percent)	0.14%	0.13%	0.09%	0.13%
Average interest rate at end of period (as a percent)	0.07%
Federal Home Loan Bank notes | Maximum
Short-term borrowings
Maturity term of debt		365 days		365 days
Federal funds purchased and securities sold under agreements to repurchase
Short-term borrowings
Average balance during the period	277,470	343,233	328,521	281,067
Average interest rate during the period (as a percent)	0.25%	0.18%	0.21%	0.19%
Average interest rate at end of period (as a percent)	0.22%	0.16%		0.16%
Carrying value	122,153	166,472		144,991
Estimated fair value	122,435	162,932		138,719
Short-term bank loans
Short-term borrowings
Short-term borrowings	$ 122,900	$ 139,200		$ 97,400